Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 176,479	$ 83,679
Accounts receivable, net	2,719	4,061
Inventory	241
Prepaid expenses and other current assets	5,666	2,159
Total current assets	185,105	89,899
Property, plant and equipment, net	8,298	4,480
Operating lease right-of-use assets, net	4,187	1,704
Indemnification asset, related party	7,460	6,707
Contract acquisition costs, net	7,286	7,922
Intangible asset, net	3,156	3,430
Goodwill	3,903	3,903
Other assets	10,918	287
Total assets	230,313	118,332
Current liabilities:
Accounts payable	4,689	1,396
Accrued expenses and other current liabilities	18,659	13,400
Long-term debt, current	18,016	2,615
Operating and finance lease liabilities, current	417	1,139
Total current liabilities	41,781	18,550
Litigation finance payable	7,300	6,707
Long-term debt, noncurrent	95,268	43,418
Operating and finance lease liabilities, noncurrent	6,586	2,364
Total liabilities	150,935	71,039
Commitments and contingencies (Note 16)
Stockholders' equity:
Preferred stock - 10,000,000 shares authorized, none outstanding
Common stock - $0.001 par value, 115,000,000 and 100,000,000 shares authorized as of December 31, 2024 and December 31, 2023, respectively, 84,683,063 and 68,629,575 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	85	69
Additional paid-in capital	636,682	476,322
Accumulated deficit	(557,389)	(429,098)
Total stockholders' equity	79,378	47,293
Total liabilities and stockholders' equity	$ 230,313	$ 118,332